CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.47

	Data Comparison
	Run Date - XX/XX/XXXX
XXX Loan ID	Loan #1	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
GK2ZXUZBGBA	XXXXXXXXX	Amortization Term Months (CE, S&P)	360	30	330	1100.00%		Initial
ZUMVV11KFLD	XXXXXXXXX	Amortization Term Months (CE, S&P)	480	360	120	33.33%	The first payment per the Note was on XX/XX/XXXX and the balloon date was XX/XX/XXXX (pg XXX). According to the terms, there is no Balloon feature.	Initial
TCPRQ0EUI3R	XXXXXXXXX	Amortization Term Months (CE, S&P)	360	30	330	1100.00%	One and the same.	Initial

Data Comparison
Run Date - XX/XX/XXXX
Recovco ID	Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
H150Z0PK3ZC	XXXXXXXX		Original Note Doc Date	XX/XX/XXXX	XX/XX/XXXX	37 (Days)		Note doc date was XX/XX/XXXX (pg XXX).	Initial